Sep. 30, 2016
Important Notice Regarding Change in
ETF Index and Related Matters

GLOBAL X FUNDS (the "Trust")
Global X Gold Explorers ETF (the "Fund")

Supplement dated September 30, 2016 to the Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Fund, dated March 1, 2016, as amended and supplemented from time to time

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

The Board of Trustees of the Trust has approved the adoption of a new index as outlined in the table below. The new index will increase the diversification and improve the liquidity characteristics of the Fund.

	Current Index	New Index
Index	Solactive Global Gold Explorers Total Return Index	Solactive Global Gold Explorers & Developers Total Return Index
Index Components	21	43*
Index Description
The Solactive Global Gold Explorers Total Return Index is designed to measure broad based equity market performance of global companies involved in gold exploration. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is used at the time of the semi-annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States.

The Solactive Global Gold Explorers & Developers Total Return Index is designed to measure broad based equity market performance of global companies involved in gold exploration, including companies that are engaged in both gold exploration and limited levels of gold production (“Developers”). The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is used at the time of the semi-annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States.

*Index constituents for the Solactive Global Gold Explorers & Developers Total Return Index are as of September 28, 2016. The number of index constituents may change by the effective date.

The Fund is expected to begin implementation of the change no earlier than November 30th 2016, with the change occurring in two phases.

The phase approach is intended to enable the Global X Gold Explorers ETF’s advisor, Global X Management Co. LLC, to make the necessary adjustments to portfolio holdings in a manner that minimizes impact to Fund shareholders. In the first phase, expected to commence in the fourth quarter of 2016, the Fund will track the Solactive Global Gold Explorers & Developers Total Return Transition Index, an interim index that will gradually reduce exposure to small-capitalization stocks while proportionately increasing exposure to other stocks based on their weightings in the new index. This first phase is expected to be implemented over the course of approximately six months.

In the second phase, the Fund will begin tracking the Solactive Global Gold Explorers & Developers Total Return Index, which is expected to occur upon completion of the first phase.

To protect the Fund from the potential for harmful “front running” by traders, the exact timing of the index changes will not be disclosed to investors. In the meantime, the Fund will continue seeking to track its current index.

The adjustments to the Fund’s portfolio holdings are expected to result in modest, temporary increases in the Fund’s transaction costs and turnover rate. It is important to note that the actual transaction costs, turnover rate, and any other costs will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments. These changes are not expected to increase the expense ratio of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE